FINANCIAL INSTRUMENTS - Classification in FV hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020
Classification of derivative financial assets (liabilities):
Derivative financial assets	$ 49,267	$ 65,145
Derivative financial liabilities	(246,495)	(189,706)
Total net derivative financial liabilities	(197,228)	(124,561)
Level 2 of fair value hierarchy
Classification of derivative financial assets (liabilities):
Derivative financial liabilities	(8,104)	(38,676)
Total net derivative financial liabilities	(8,104)	(38,676)
Level 3 of fair value hierarchy
Classification of derivative financial assets (liabilities):
Derivative financial assets	49,267	65,145
Derivative financial liabilities	(238,391)	(151,030)
Total net derivative financial liabilities	$ (189,124)	$ (85,885)